INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INCOME TAX

The following table reconciles the expected income taxes at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of comprehensive loss for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Loss before income taxes	$22,981,079	$13,877,473
Canadian statutory rates	27%	27%
Expected income tax recovery	6,204,900	3,725,300
Impact of different foreign statutory tax rates	(28,500)	-
Non-deductible items	(1,300,900)	(99,400)
Share issue costs	779,600	779,600
Adjustments to prior years provision versus statutory tax returns	650,500	258,200
Change in deferred tax asset not recognized	(6,305,600)	(4,663,700)
Income tax	$-	$-

SCHEDULE OF DEFERRED TAXES

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31, 2025	December 31, 2024
Deferred income tax assets (liabilities):
Share issuance costs	$3,088,000	$1,736,000
Non-capital losses	29,153,000	24,055,000
Property and equipment	493,000	457,000
Scientific Research and Experimental Development	377,000	377,000
Total deferred income tax assets	$33,111,000	$26,625,000
Deferred income tax not recognized	(33,111,000)	(26,625,000)
Net deferred tax assets	$-	$-